UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Floating Rate Income Fund
Class A [PFLRX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.98%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Putnam Floating Rate Income Fund returned 2.91%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 3.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the consumer products sector and overweight positioning and security selection within retail
↑	Overweight exposure to Viasat, a broadband and communications products and services provider

Top detractors from performance:
↓	Overweight positioning and security selection within the chemicals sector
↓	Overweight exposure to Vibrantz Technology, a specialty chemicals company
Use of derivatives and the impact on performance:
The Fund utilized credit default swap contracts to manage credit exposure, which contributed to performance during the period.
Putnam Floating Rate Income Fund	PAGE 1	38963-ATSA-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	2.91	4.79	4.56
Class A (with sales charge)	3.96	5.87	5.65
Bloomberg U.S. Aggregate Index	6.26	0.42	1.97
Morningstar LSTA U.S. Leveraged Loan Index	3.93	5.82	5.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to December 1, 2018, has been restated to reflect the current maximum sales charge, which is higher than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$292,993,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	232
Total Management Fee Paid	$1,808,460
Portfolio Turnover Rate	34%
Putnam Floating Rate Income Fund	PAGE 2	38963-ATSA-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Floating Rate Income Fund	PAGE 3	38963-ATSA-0426

Putnam Floating Rate Income Fund
Class C [PFICX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.73%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Putnam Floating Rate Income Fund returned 2.15%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 3.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the consumer products sector and overweight positioning and security selection within retail
↑	Overweight exposure to Viasat, a broadband and communications products and services provider

Top detractors from performance:
↓	Overweight positioning and security selection within the chemicals sector
↓	Overweight exposure to Vibrantz Technology, a specialty chemicals company
Use of derivatives and the impact on performance:
The Fund utilized credit default swap contracts to manage credit exposure, which contributed to performance during the period.
Putnam Floating Rate Income Fund	PAGE 1	38963-ATSC-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	2.15	3.98	3.93
Class C (with sales charge)	3.98	5.86	5.65
Bloomberg U.S. Aggregate Index	6.26	0.42	1.97
Morningstar LSTA U.S. Leveraged Loan Index	3.93	5.82	5.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$292,993,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	232
Total Management Fee Paid	$1,808,460
Portfolio Turnover Rate	34%
Putnam Floating Rate Income Fund	PAGE 2	38963-ATSC-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Floating Rate Income Fund	PAGE 3	38963-ATSC-0426

Putnam Floating Rate Income Fund
Class R [PFLLX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$125	1.23%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R shares of Putnam Floating Rate Income Fund returned 2.66%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 3.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the consumer products sector and overweight positioning and security selection within retail
↑	Overweight exposure to Viasat, a broadband and communications products and services provider

Top detractors from performance:
↓	Overweight positioning and security selection within the chemicals sector
↓	Overweight exposure to Vibrantz Technology, a specialty chemicals company
Use of derivatives and the impact on performance:
The Fund utilized credit default swap contracts to manage credit exposure, which contributed to performance during the period.
Putnam Floating Rate Income Fund	PAGE 1	38963-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R	2.66	4.53	4.30
Bloomberg U.S. Aggregate Index	6.26	0.42	1.97
Morningstar LSTA U.S. Leveraged Loan Index	3.93	5.82	5.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$292,993,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	232
Total Management Fee Paid	$1,808,460
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Floating Rate Income Fund	PAGE 2	38963-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Floating Rate Income Fund	PAGE 3	38963-ATSR-0426

Putnam Floating Rate Income Fund
Class R6 [PFRZX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Putnam Floating Rate Income Fund returned 3.10%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 3.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the consumer products sector and overweight positioning and security selection within retail
↑	Overweight exposure to Viasat, a broadband and communications products and services provider

Top detractors from performance:
↓	Overweight positioning and security selection within the chemicals sector
↓	Overweight exposure to Vibrantz Technology, a specialty chemicals company
Use of derivatives and the impact on performance:
The Fund utilized credit default swap contracts to manage credit exposure, which contributed to performance during the period.
Putnam Floating Rate Income Fund	PAGE 1	38963-ATSR6-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	3.10	5.10	4.87
Bloomberg U.S. Aggregate Index	6.26	0.42	1.97
Morningstar LSTA U.S. Leveraged Loan Index	3.93	5.82	5.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$292,993,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	232
Total Management Fee Paid	$1,808,460
Portfolio Turnover Rate	34%
Putnam Floating Rate Income Fund	PAGE 2	38963-ATSR6-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Floating Rate Income Fund	PAGE 3	38963-ATSR6-0426

Putnam Floating Rate Income Fund
Class Y [PFRYX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$74	0.73%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class Y shares of Putnam Floating Rate Income Fund returned 3.04%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 3.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the consumer products sector and overweight positioning and security selection within retail
↑	Overweight exposure to Viasat, a broadband and communications products and services provider

Top detractors from performance:
↓	Overweight positioning and security selection within the chemicals sector
↓	Overweight exposure to Vibrantz Technology, a specialty chemicals company
Use of derivatives and the impact on performance:
The Fund utilized credit default swap contracts to manage credit exposure, which contributed to performance during the period.
Putnam Floating Rate Income Fund	PAGE 1	38963-ATSY-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class Y	3.04	5.03	4.81
Bloomberg U.S. Aggregate Index	6.26	0.42	1.97
Morningstar LSTA U.S. Leveraged Loan Index	3.93	5.82	5.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$292,993,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	232
Total Management Fee Paid	$1,808,460
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Floating Rate Income Fund	PAGE 2	38963-ATSY-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Floating Rate Income Fund	PAGE 3	38963-ATSY-0426

(b) Not applicable

]ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2025 and February 28, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $84,586 in February 28, 2025 and $85,170 in February 28, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2025 and $0 in February 28, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $9,614 in February 28, 2025 and $16,024 in February 28, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 28, 2025 and $0 in February 28, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $518,325 in February 28, 2025 and $1,557,011 in February 28, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Floating Rate Income
Fund
Financial Statements and Other Important Information
Annual | February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 35
Tax Information 36
Changes In and Disagreements with Accountants 37
Results of Meeting(s) of Shareholders 37
Remuneration Paid to Directors, Officers and Others 37
Board Approval of Management and Subadvisory Agreements 37

Putnam Funds Trust
Financial Highlights
Putnam Floating Rate Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.96 $7.98 $7.89 $8.18 $8.27
Income from investment operations
b
:
Net investment income
c
......................... 0.53 0.59 0.65 0.41 0.22
Net realized and unrealized gains (losses) ........... (0.31) (0.04) 0.16 (0.28) (0.09)
Total from investment operations .................... 0.22 0.55 0.81 0.13 0.13
Less distributions from:
Net investment income .......................... (0.53) (0.57) (0.69) (0.42) (0.22)
Tax return of capital ............................ — — (0.03) — —
Total distributions ............................... (0.53) (0.57) (0.72) (0.42) (0.22)
Net asset value, end of year ....................... $7.65 $7.96 $7.98 $7.89 $8.18
Total return
d
................................... 2.91% 7.20% 10.74% 1.78% 1.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.99% 1.00% 1.04% 1.03% 1.00%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.98% 1.00%
e
1.04%
e
1.03%
e
1.00%
e
Net investment income ........................... 6.68% 7.43% 8.20% 5.14% 2.70%
Supplemental data
Net assets , end of year (000’s) ..................... $187,584 $238,102 $227,247 $205,018 $268,621
Portfolio turnover rate ............................ 34% 37% 31% 26% 42%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

c
a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.95 $7.97 $7.89 $8.17 $8.27
Income from investment operations
b
:
Net investment income
c
......................... 0.47 0.54 0.59 0.35 0.16
Net realized and unrealized gains (losses) ........... (0.30) (0.05) 0.15 (0.27) (0.10)
Total from investment operations .................... 0.17 0.49 0.74 0.08 0.06
Less distributions from:
Net investment income .......................... (0.47) (0.51) (0.63) (0.36) (0.16)
Tax return of capital ............................ — — (0.03) — —
Total distributions ............................... (0.47) (0.51) (0.66) (0.36) (0.16)
Net asset value, end of year ....................... $7.65 $7.95 $7.97 $7.89 $8.17
Total return
d
................................... 2.15% 6.39% 9.77% 1.14% 0.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.74% 1.75% 1.79% 1.78% 1.75%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.73% 1.75%
e
1.79%
e
1.78%
e
1.75%
e
Net investment income ........................... 5.93% 6.71% 7.45% 4.45% 1.94%
Supplemental data
Net assets , end of year (000’s) ..................... $14,773 $17,634 $20,659 $21,993 $24,485
Portfolio turnover rate ............................ 34% 37% 31% 26% 42%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.96 $7.98 $7.89 $8.17 $8.27
Income from investment operations
b
:
Net investment income
c
......................... 0.51 0.57 0.63 0.39 0.20
Net realized and unrealized gains (losses) ........... (0.31) (0.04) 0.16 (0.27) (0.10)
Total from investment operations .................... 0.20 0.53 0.79 0.12 0.10
Less distributions from:
Net investment income .......................... (0.51) (0.55) (0.67) (0.40) (0.20)
Tax return of capital ............................ — — (0.03) — —
Total distributions ............................... (0.51) (0.55) (0.70) (0.40) (0.20)
Net asset value, end of year ....................... $7.65 $7.96 $7.98 $7.89 $8.17
Total return .................................... 2.66% 6.93% 10.46% 1.65% 1.25%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.24% 1.25% 1.29% 1.28% 1.25%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.23% 1.25%
d
1.29%
d
1.28%
d
1.25%
d
Net investment income ........................... 6.44% 7.17% 7.95% 4.95% 2.44%
Supplemental data
Net assets , end of year (000’s) ..................... $321 $491 $495 $436 $554
Portfolio turnover rate ............................ 34% 37% 31% 26% 42%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.97 $7.99 $7.90 $8.18 $8.28
Income from investment operations
b
:
Net investment income
c
......................... 0.55 0.62 0.67 0.43 0.25
Net realized and unrealized gains (losses) ........... (0.31) (0.04) 0.16 (0.26) (0.10)
Total from investment operations .................... 0.24 0.58 0.83 0.17 0.15
Less distributions from:
Net investment income .......................... (0.55) (0.60) (0.71) (0.45) (0.25)
Tax return of capital ............................ — — (0.03) — —
Total distributions ............................... (0.55) (0.60) (0.74) (0.45) (0.25)
Net asset value, end of year ....................... $7.66 $7.97 $7.99 $7.90 $8.18
Total return .................................... 3.10% 7.54% 11.10% 2.23% 1.83%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.68% 0.69% 0.72% 0.70% 0.68%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.67% 0.69%
d
0.72%
d
0.70%
d
0.68%
d
Net investment income ........................... 6.99% 7.82% 8.51% 5.49% 3.02%
Supplemental data
Net assets , end of year (000’s) ..................... $3,549 $3,447 $6,825 $6,110 $7,021
Portfolio turnover rate ............................ 34% 37% 31% 26% 42%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.97 $7.99 $7.90 $8.19 $8.28
Income from investment operations
b
:
Net investment income
c
......................... 0.55 0.61 0.67 0.42 0.25
Net realized and unrealized gains (losses) ........... (0.31) (0.03) 0.15 (0.27) (0.10)
Total from investment operations .................... 0.24 0.58 0.82 0.15 0.15
Less distributions from:
Net investment income .......................... (0.55) (0.60) (0.70) (0.44) (0.24)
Tax return of capital ............................ — — (0.03) — —
Total distributions ............................... (0.55) (0.60) (0.73) (0.44) (0.24)
Net asset value, end of year ....................... $7.66 $7.97 $7.99 $7.90 $8.19
Total return .................................... 3.04% 7.47% 11.01% 2.04% 1.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.74% 0.75% 0.79% 0.78% 0.75%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.73% 0.75%
d
0.79%
d
0.78%
d
0.75%
d
Net investment income ........................... 6.93% 7.68% 8.44% 5.32% 2.97%
Supplemental data
Net assets , end of year (000’s) ..................... $86,768 $121,804 $111,051 $136,348 $193,541
Portfolio turnover rate ............................ 34% 37% 31% 26% 42%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments, February 28, 2026
Putnam Floating Rate Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.1%
Containers & Packaging 0.1%
Klockner Pentaplast of America, Inc. ..................... Luxembourg 145,132 $ 249,858
Total Common Stocks (Cost $235,168) .......................................
249,858
Principal
Amount
*
Corporate Bonds 7.9%
Building Products 0.7%
a
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 2,000,000 2,126,018
Capital Markets 0.5%
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 1,500,000 1,510,104
Consumer Finance 0.3%
a
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 900,000 943,104
Entertainment 0.3%
a
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 900,000 932,324
Financial Services 0.3%
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 900,000 950,804
Ground Transportation 0.2%
a
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 500,000 524,070
Hotels, Restaurants & Leisure 0.3%
a
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 980,000 996,835
Household Durables 0.4%
a
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 1,000,000 1,053,142
Insurance 0.4%
a
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 1,000,000 1,018,256
Media 1.0%
a
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 1,215,000 1,266,030
a
Univision Communications, Inc. , Senior Secured Note , 144A,
7.375% , 6/30/30 ................................... United States 1,500,000 1,501,266
2,767,296
Metals & Mining 0.2%
a
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 587,000 606,264
Mortgage Real Estate Investment Trusts (REITs) 0.7%
a
Starwood Property Trust, Inc. , Senior Note , 144A, 6.5% , 7/01/30 United States 2,000,000 2,081,230
Oil, Gas & Consumable Fuels 1.1%
a
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 2,000,000 2,068,650
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ......................................... United States 1,000,000 1,026,615
3,095,265

Putnam Funds Trust
Schedule of Investments
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.7%
a
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 2,000,000 $ 2,130,028
Software 0.4%
a
Central Parent, Inc. / CDK Global, Inc. , Senior Secured Note ,
144A, 7.25% , 6/15/29 ............................... United States 2,000,000 1,265,582
Trading Companies & Distributors 0.4%
a
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 1,180,000 1,237,434
Total Corporate Bonds (Cost $23,223,900) ....................................
23,237,756
b
Senior Floating Rate Interests 88.0%
c
Aerospace & Defense 1.7%
Bleriot US Bidco, Inc., First Lien, 2023 CME Term Loan, 6.172%,
(3-month SOFR + 2.5%), 10/31/30 ..................... United States 487,590 488,373
Goat Holdco LLC, First Lien, CME Term Loan, B, 6.173%,
(1-month SOFR + 2.5%), 1/27/32 ...................... United States 1,338,289 1,336,195
TransDigm, Inc., First Lien, CME Term Loan, J, 6.173%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 2,281,185 2,283,751
Vertex Aerospace Services Corp., First Lien, 2024 CME Term
Loan, 5.923%, (1-month SOFR + 2.25%), 12/06/30 ........ United States 495,000 496,176
4,604,495
a a a a a a
Air Freight & Logistics 0.6%
c
Rand Parent LLC, First Lien, CME Term Loan, B, 6.672%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 1,785,643 1,788,884
c
Automobile Components 2.5%
Allison Transmission, Inc., First Lien, 2026 CME Term Loan,
5.41%, (1-month SOFR + 1.75%), 1/03/33 ............... United States 936,455 942,472
Clarios Global LP, First Lien, 2024 Dollar CME Term Loan,
6.173%, (1-month SOFR + 2.5%), 5/06/30 ............... United States 2,547,000 2,544,618
DexKo Global, Inc., First Lien, 2023 Incremental CME Term Loan,
7.917%, (3-month SOFR + 4.25%), 10/04/28 ............. United States 2,104,886 2,109,169
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 7.678%, (3-month SOFR + 3.75%), 10/04/28 ........ United States 974,684 972,032
d
First Brands Group LLC, First Lien, USD Debtor-In-Possession
New Money CME Term Loan, PIK, 13.671%, (1-month SOFR +
10%), 6/29/26 .................................... United States 127,340 25,017
d
First Brands Group LLC, Second Lien, 2021 CME Term Loan,
PIK, 10.5%, (1-month SOFR + 10.5%), 3/30/28 ........... United States 2,149,743 3,289
LCI Industries, First Lien, 2025 CME Term Loan, B, 5.923%,
(1-month SOFR + 2.25%), 3/25/32 ..................... United States 992,513 998,716
7,595,313
a a a a a a
Automobiles 0.9%
c
American Trailer World Corp., First Lien, CME Term Loan, B,
7.523%, (1-month SOFR + 3.75%), 3/03/28 .............. United States 3,110,850 2,752,620
c
Beverages 0.0%
†
Naked Juice LLC, First Lien, 2nd Out CME Term Loan, 7.022%,
(3-month SOFR + 3.25%), 1/24/29 ..................... United States 69,475 43,009
d
Naked Juice LLC, First Lien, 3rd Out CME Term Loan, PIK,
4.772%, (3-month SOFR + 1%), 1/24/30 ................ United States 289,994 62,671
105,680
a a a a a a

Putnam Funds Trust
Schedule of Investments
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
Biotechnology 0.1%
c
Genmab A/S, First Lien, Initial CME Term Loan, B, 6.733%,
(3-month SOFR + 3%), 12/13/32 ...................... Denmark 371,803 $ 373,777
Broadline Retail 0.4%
c
Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.172%,
(3-month SOFR + 2.5%), 7/01/31 ...................... Netherlands 1,237,500 1,238,273
c
Building Products 4.0%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan, 6.423%, (1-month SOFR + 2.75%), 9/08/32 . United States 2,880,525 2,874,793
Cornerstone Building Brands, Inc., First Lien, New CME Term
Loan, B, 7.01%, (1-month SOFR + 3.25%), 4/12/28 ........ United States 1,311,591 970,111
Janus International Group LLC, First Lien, 8th Amendment CME
Term Loan, 5.664%, (3-month SOFR + 2%), 8/05/30 ....... United States 1,763,200 1,760,449
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1, 5.923%,
(1-month SOFR + 2.25%), 4/14/31 ..................... United States 1,474,476 1,475,309
e
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3, 5.923%,
(1-month SOFR + 2.25%), 2/10/32 ..................... United States 750,000 750,469
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.673%, (1-month SOFR + 3%), 3/30/29 ............ United States 279,616 280,665
TAMKO Building Products LLC, First Lien, 2024 CME Term Loan,
6.425%, (1-month SOFR + 2.75%; 3-month SOFR + 2.75%;
6-month SOFR + 2.75%), 9/20/30 ..................... United States 1,975,424 1,978,713
Watlow Electric Manufacturing Co., First Lien, Initial CME Term
Loan, 6.667%, (3-month SOFR + 3%), 3/02/28 ............ United States 1,303,360 1,308,248
11,398,757
a a a a a a
c
Capital Markets 3.0%
Aretec Group, Inc., First Lien, CME Term Loan, B4, 6.673%,
(1-month SOFR + 3%), 8/09/30 ....................... United States 2,201,018 2,132,544
Celestial-Saturn Parent, Inc., Second Lien, Initial CME Term Loan,
10.287%, (1-month SOFR + 6.5%), 6/04/29 .............. United States 2,500,000 2,279,162
Dragon Buyer, Inc., First Lien, CME Term Loan, 6.422%, (3-month
SOFR + 2.75%), 9/30/31 ............................ United States 1,494,340 1,322,491
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.822%, (3-month SOFR + 2%), 12/15/31 ................ United States 1,074,386 1,043,497
Nexus Buyer LLC, First Lien, Initial CME Term Loan, 7.173%,
(1-month SOFR + 3.5%), 7/31/31 ...................... United States 1,989,975 1,876,178
8,653,872
a a a a a a
c
Chemicals 5.2%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan, 6.417%,
(3-month SOFR + 2.75%), 9/09/31 ..................... United States 990,000 990,000
ARC Falcon I, Inc., First Lien, Initial CME Term Loan, 7.273%,
(1-month SOFR + 3.5%), 10/02/28 ..................... United States 1,964,241 1,962,336
Geon Performance Solutions LLC, First Lien, Initial CME Term
Loan, 8.184%, (3-month SOFR + 4.25%), 8/18/28 ......... United States 958,791 840,442
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.211%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 1,375,882 1,300,209
Indicor LLC, First Lien, Dollar CME Term Loan, E, 6.173%,
(1-month SOFR + 2.5%), 11/22/29 ..................... United States 975,224 975,088
Minerals Technologies, Inc., First Lien, CME Term Loan, B,
5.673%, (1-month SOFR + 2%), 11/26/31 ................ United States 1,099,890 1,102,640
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.036%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 1,417,722 1,419,941
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 6.917%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 735,089 731,645

Putnam Funds Trust
Schedule of Investments
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Chemicals (continued)
Olympus Water US Holding Corp., First Lien, 6 Dollar CME Term
Loan, B6, 6.672%, (3-month SOFR + 3%), 6/23/31 ......... United States 2,244,886 $ 2,205,892
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.417%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 1,080,432 1,085,499
Tronox Finance LLC, First Lien, 2024-B2 CME Term Loan,
5.922%, (3-month SOFR + 2.25%), 4/04/29 .............. United States 1,962,669 1,601,420
WR Grace Holdings LLC, First Lien, CME Term Loan, B1,
6.672%, (3-month SOFR + 3%), 8/19/32 ................ United States 744,310 744,618
14,959,730
a a a a a a
c
Commercial Services & Supplies 4.5%
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan, 6.923%, (1-month SOFR +
3.25%), 8/20/32 ................................... United States 1,003,415 1,005,071
Cimpress USA, Inc., First Lien, 2024-2 Refinancing CME Term
Loan, B1, 6.173%, (1-month SOFR + 2.5%), 5/17/28 ....... Ireland 304,606 305,367
Enviri Corp., First Lien, CME Term Loan, B3, 6.037%, (1-month
SOFR + 2.25%), 6/09/28 ............................ United States 1,910,000 1,908,806
Garda World Security Corp., First Lien, Fifteenth Additional CME
Term Loan, 6.422%, (3-month SOFR + 2.75%), 2/01/29 ..... Canada 1,057,504 1,057,176
HNI Corp., First Lien, Initial CME Term Loan, B, 5.665%, (1-month
SOFR + 2%), 12/10/32 .............................. United States 500,000 503,855
e
Latham Pool Products, Inc., First Lien, Initial CME Term Loan,
7.573%, (3-month SOFR + 3.75%), 2/23/29 .............. United States 2,485,913 2,481,774
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.128%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 1,250,901 1,253,484
MillerKnoll, Inc., First Lien, 2026 CME Term Loan, B, 5.673%,
(1-month SOFR + 2%), 8/09/32 ....................... United States 897,750 897,889
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B, 8.76%, (3-month SOFR + 5%), 1/28/33 ............... United States 2,000,000 1,891,500
OPENLANE, Inc., First Lien, 2025 Incremental CME Term Loan,
6.14%, (3-month SOFR + 2.5%), 10/01/32 ............... United States 1,200,000 1,201,506
Prometric Holdings, Inc., First Lien, Initial CME Term Loan,
7.422%, (1-month SOFR + 3.75%), 6/25/32 .............. United States 623,438 623,437
13,129,865
a a a a a a
c
Communications Equipment 0.5%
Viasat, Inc., First Lien, Initial CME Term Loan, 8.287%, (1-month
SOFR + 4.5%), 3/02/29 ............................. United States 967,419 969,963
Viavi Solutions, Inc., First Lien, CME Term Loan, 6.171%,
(3-month SOFR + 2.5%), 10/18/32 ..................... United States 432,526 434,868
1,404,831
a a a a a a
c
Construction & Engineering 1.4%
Brand Industrial Services, Inc., First Lien, CME Term Loan, C,
8.164%, (3-month SOFR + 4.5%), 8/01/30 ............... United States 1,369,948 1,177,299
Chromalloy Corp., First Lien, CME Term Loan, 6.911%, (3-month
SOFR + 3.25%), 3/27/31 ............................ United States 738,750 741,354
Construction Partners, Inc., First Lien, Closing Date CME Term
Loan, 6.173%, (1-month SOFR + 2.5%), 11/03/31 ......... United States 285,090 286,827
Kodiak Building Partners, Inc., First Lien, CME Term Loan, B,
7.423%, (1-month SOFR + 3.75%), 12/04/31 ............. United States 1,822,764 1,825,197
4,030,677
a a a a a a

Putnam Funds Trust
Schedule of Investments
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
Consumer Finance 0.7%
c
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan, B1, 6.173%, (1-month SOFR + 2.5%), 11/17/31 ...... United States 1,985,025 $ 1,939,737
c
Containers & Packaging 1.9%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.923%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 1,564,038 1,550,353
Kleopatra Finco SARL, First Lien, Exit CME Term Loan, 10.667%,
(3-month SOFR + 7%), 1/30/31 ....................... Luxembourg 1,562,261 1,405,379
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan, 7.164%, (3-month SOFR + 3.5%), 4/15/30 ...... United States 1,446,898 1,426,323
Plastipak Packaging, Inc., First Lien, CME Term Loan, B, 6.173%,
(1-month SOFR + 2.5%), 9/24/32 ...................... United States 399,000 399,094
Pregis TopCo LLC, First Lien, Tenth Amendment CME Term Loan,
7.673%, (1-month SOFR + 4%), 2/01/29 ................ United States 940,394 943,995
5,725,144
a a a a a a
c
Distributors 2.0%
Core & Main LP, First Lien, CME Term Loan, D, 5.69%, (3-month
SOFR + 2%), 7/27/28 ............................... United States 1,232,192 1,236,812
Gloves Buyer, Inc., First Lien, Initial CME Term Loan, 7.673%,
(1-month SOFR + 4%), 5/21/32 ....................... United States 1,995,000 1,991,259
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 1,730,075 1,719,375
Windsor Holdings III LLC, First Lien, 2025 Refinancing CME Term
Loan, B, 6.423%, (1-month SOFR + 2.75%), 8/01/30 ....... United States 977,674 977,826
5,925,272
a a a a a a
c
Diversified Consumer Services 1.4%
Anticimex Global AB, First Lien, CME Term Loan, B8, 6.56%, (1-
day SOFR + 2.9%), 11/17/31 ......................... Sweden 378,807 379,953
Ascend Learning LLC, First Lien, Initial CME Term Loan, 6.672%,
(1-month SOFR + 3%), 12/11/28 ...................... United States 1,947,166 1,858,940
HomeServe USA Corp., First Lien, Amendment No. 1 Refinancing
CME Term Loan, 5.667%, (1-month SOFR + 2%), 10/21/30 .. United Kingdom 982,500 981,886
Lernen Bidco Ltd., First Lien, CME Term Loan, B3, 7.41%, (1-day
SOFR + 3.5%), 10/27/31 ............................ United Kingdom 229,617 229,903
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan, 6.673%, (1-month SOFR + 3%),
5/04/28 ......................................... United States 878,319 877,590
4,328,272
a a a a a a
c
Electric Utilities 0.0%
†
Invenergy Thermal Operating I LLC, First Lien, CME Term Loan,
B, 6.41%, (3-month SOFR + 2.75%), 5/17/32 ............. United States 81,620 82,576
Invenergy Thermal Operating I LLC, First Lien, CME Term Loan,
C, 6.41%, (3-month SOFR + 2.75%), 5/17/32 ............. United States 5,150 5,211
87,787
a a a a a a
c
Electronic Equipment, Instruments & Components 0.4%
Ingram Micro, Inc., First Lien, CME Term Loan, B2, 5.917%,
(1-month SOFR + 2.25%), 9/22/31 ..................... United States 600,397 603,027
MX Holdings US, Inc., First Lien, Senior USD CME Term Loan, B,
5.673%, (1-month SOFR + 2%), 3/17/32 ................ United States 180,464 181,085

Putnam Funds Trust
Schedule of Investments
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Electronic Equipment, Instruments & Components (continued)
Project Aurora US Finco, Inc., First Lien, CME Term Loan, B2,
6.49%, (3-month SOFR + 2.75%), 12/06/32 .............. United States 356,083 $ 357,198
1,141,310
a a a a a a
c
Entertainment 1.1%
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.537%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 497,389 463,815
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B5,
5.664%, (3-month SOFR + 2%), 11/21/31 ................ United States 2,738,533 2,744,242
3,208,057
a a a a a a
c
Financial Services 2.4%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.41%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 1,496,250 1,494,118
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.423%, (1-month SOFR + 1.75%), 11/05/32 ..... United States 1,063,830 1,062,506
Greystone Select Financial LLC, First Lien, Initial CME Term
Loan, 8.931%, (3-month SOFR + 5%), 6/16/28 ............ United States 1,412,308 1,384,062
Red Planet Borrower LLC, First Lien, Initial CME Term Loan,
7.673%, (1-month SOFR + 4%), 9/08/32 ................ United States 1,295,011 1,258,997
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B,
6.288%, (6-month SOFR + 2.5%), 10/01/32 .............. Luxembourg 877,193 877,741
e
WEX, Inc., First Lien, CME Term Loan, B3, 5.423%, (1-month
SOFR + 1.75%), 3/05/32 ............................ United States 750,000 745,500
6,822,924
a a a a a a
Food Products 0.1%
c
Saratoga Food Specialties LLC, First Lien, Additional CME Term
Loan, 7, 6.983%, (3-month SOFR + 3.25%), 3/12/29 ....... United States 330,833 333,384
c
Ground Transportation 1.4%
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.422%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 622,125 621,948
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4, 6.923%, (1-month SOFR + 3.25%), 1/25/29 ...... United States 2,984,848 2,950,896
d
LaserShip, Inc., First Lien, CME Term Loan, B1, PIK, 5.434%,
(3-month SOFR + 1.5%), 8/10/29 ...................... United States 510,793 389,109
d
LaserShip, Inc., First Lien, CME Term Loan, D, PIK, 5.434%,
(3-month SOFR + 1.5%), 8/10/29 ...................... United States 369,885 105,725
Savage Enterprises LLC, First Lien, Amendment No. 7 CME Term
Loan, 6.168%, (1-month SOFR + 2.5%), 8/05/32 .......... United States 423,957 423,891
4,491,569
a a a a a a
c
Health Care Equipment & Supplies 1.8%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.423%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 3,110,271 3,117,269
e
Hologic, Inc., First Lien, CME Term Loan, B, 5.755%, (12-month
SOFR + 2.25%), 1/14/33 ............................ United States 2,000,000 1,978,750
5,096,019
a a a a a a
c
Health Care Providers & Services 4.0%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan, 7.91%, (1-month SOFR + 4.25%), 2/11/28 .......... United States 980,063 941,384
Concentra Health Services, Inc., First Lien, CME Term Loan, B1,
5.673%, (1-month SOFR + 2%), 7/28/31 ................ United States 990,019 996,206

Putnam Funds Trust
Schedule of Investments
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Health Care Providers & Services (continued)
Covetrus, Inc., First Lien, Initial CME Term Loan, 8.66%, (3-month
SOFR + 5%), 10/15/29 .............................. United States 970,050 $ 926,704
Dermatology Intermediate Holdings III, Inc., First Lien, Initial CME
Term Loan, 7.917%, (3-month SOFR + 4.25%), 3/26/29 ..... United States 1,492,268 1,399,001
Global Medical Response, Inc., First Lien, Initial CME Term Loan,
7.17%, (3-month SOFR + 3.5%), 10/01/32 ............... United States 931,677 932,930
LifePoint Health, Inc., First Lien, CME Term Loan, B1, 7.422%,
(3-month SOFR + 3.75%), 5/19/31 ..................... United States 1,482,994 1,486,027
PAREXEL International Corp., First Lien, Seventh Amendment
CME Term Loan, 6.423%, (1-month SOFR + 2.75%), 12/12/31 United States 1,291,052 1,277,742
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.173%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 1,965,125 1,965,263
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan, 6.173%, (1-month SOFR + 2.5%), 12/19/30 ..... United States 1,965,125 1,970,038
11,895,295
a a a a a a
Health Care Technology 0.7%
c
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan,
6.423%, (1-month SOFR + 2.75%), 2/15/29 .............. United States 2,207,283 2,155,776
c
Hotels, Restaurants & Leisure 3.5%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.922%, (1-month SOFR + 2.25%), 2/06/30 ... United States 1,625,000 1,617,899
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.923%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 925,684 922,301
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 394,962 389,696
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan,
7.423%, (1-month SOFR + 3.75%), 1/28/32 .............. United States 1,704,075 1,678,164
Golden State Foods LLC, First Lien, Initial CME Term Loan,
7.171%, (3-month SOFR + 3.5%), 12/04/31 .............. United States 557,924 559,067
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.445%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 611,658 599,810
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B, 6.173%, (1-month SOFR + 2.5%), 12/16/30 ....... United States 952,601 950,420
Light & Wonder International, Inc., First Lien, CME Term Loan,
B3, 5.677%, (1-month SOFR + 2%), 4/16/29 ............. United States 2,425,639 2,430,188
SeaWorld Parks & Entertainment, Inc., First Lien, CME Term
Loan, B3, 5.673%, (1-month SOFR + 2%), 12/04/31 ........ United States 982,550 980,094
10,127,639
a a a a a a
Household Durables 0.9%
c
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.672%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 2,639,057 2,642,633
c
Household Products 0.7%
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.677%, (1-month SOFR + 2%), 3/19/32 ................ United States 267,028 267,363
Lavender Dutch BorrowerCo BV, First Lien, USD CME Term
Loan, B, 6.935%, (3-month SOFR + 3.25%), 12/02/32 ...... Netherlands 1,702,127 1,704,255
1,971,618
a a a a a a
c
Independent Power and Renewable Electricity Producers 0.9%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.423%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 2,014,258 2,019,293

Putnam Funds Trust
Schedule of Investments
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Independent Power and Renewable Electricity Producers (continued)
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B, 6.153%, (3-month SOFR + 2.5%), 12/11/31 ... United States 355,157 $ 356,622
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B,
6.153%, (3-month SOFR + 2.5%), 5/17/30 ............... United States 296,605 297,876
2,673,791
a a a a a a
c
Insurance 2.0%
Acrisure LLC, First Lien, CME Term Loan, B6, 6.673%, (1-month
SOFR + 3%), 11/06/30 .............................. United States 1,481,287 1,438,700
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 6.173%, (1-month SOFR + 2.5%), 9/19/31 .......... United States 2,709,523 2,654,194
Jones DesLauriers Insurance Management, Inc., First Lien, 2026-
1 CME Term Loan, 6.664%, (3-month SOFR + 3%), 2/02/33 .. Canada 1,714,286 1,652,143
OneDigital Borrower LLC, First Lien, 2025 Refinancing CME Term
Loan, 6.673%, (1-month SOFR + 3%), 7/02/31 ............ United States 134,695 130,192
5,875,229
a a a a a a
c
IT Services 2.6%
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 6.172%,
(3-month SOFR + 2.5%), 2/03/31 ...................... United States 1,188,721 1,160,025
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.668%, (1-month SOFR + 3%), 6/27/31 ................ United States 569,261 555,029
Genuine Financial Holdings LLC, First Lien, 2025 Replacement
CME Term Loan, 6.923%, (1-month SOFR + 3.25%), 9/27/30 . United States 1,477,519 1,248,503
Go Daddy Operating Co. LLC, First Lien, CME Term Loan, B7,
5.423%, (1-month SOFR + 1.75%), 5/30/31 .............. United States 750,000 725,520
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan,
7.923%, (1-month SOFR + 4.25%), 5/03/28 .............. United States 1,630,442 1,336,285
MH Sub I LLC, First Lien, 2024 December New CME Term Loan,
7.923%, (1-month SOFR + 4.25%), 12/31/31 ............. United States 1,103,595 758,722
Tempo Acquisition LLC, First Lien, Seventh Incremental CME
Term Loan, 5.423%, (1-month SOFR + 1.75%), 8/31/28 ..... United States 1,086,468 763,244
Tenable, Inc., First Lien, Initial CME Term Loan, 6.537%, (1-month
SOFR + 2.75%), 7/07/28 ............................ United States 480,000 478,951
7,026,279
a a a a a a
c
Leisure Products 2.1%
Callaway Golf Co., First Lien, Initial CME Term Loan, 6.423%,
(1-month SOFR + 2.75%), 3/18/30 ..................... United States 109,384 110,022
Fender Musical Instruments Corp., First Lien, Initial CME Term
Loan, 7.773%, (1-month SOFR + 4%), 12/01/28 ........... United States 1,857,909 1,698,249
GBT US III LLC, First Lien, CME Term Loan, B2, 5.668%,
(3-month SOFR + 2%), 7/25/31 ....................... United States 990,000 949,162
Horizon US Finco LP, First Lien, CME Term Loan, B, 8.777%,
(6-month SOFR + 4.5%), 10/31/31 ..................... United States 1,778,807 1,743,231
Motion Finco SARL, First Lien, CME Term Loan, B3, 7.172%,
(3-month SOFR + 3.5%), 11/13/29 ..................... United Kingdom 1,965,261 1,671,455
6,172,119
a a a a a a
c
Machinery 1.1%
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.171%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 1,332,947 1,311,700
Pro Mach Group, Inc., First Lien, Amendment No. 6 CME Term
Loan, 6.423%, (1-month SOFR + 2.75%), 10/15/32 ........ United States 972,858 973,529

Putnam Funds Trust
Schedule of Investments
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Machinery (continued)
Terex Corp., First Lien, 2025 Refinancing CME Term Loan,
5.423%, (1-month SOFR + 1.75%), 10/08/31 ............. United States 916,165 $ 918,456
3,203,685
a a a a a a
c
Media 2.6%
Advantage Sales & Marketing, Inc., First Lien, CME Term Loan,
B1, 8.163%, (3-month SOFR + 4.25%), 10/28/27 .......... United States 574,812 475,728
Cengage Learning, Inc., First Lien, 2026 Refinancing CME Term
Loan, 6.671%, (1-month SOFR + 3%; 3-month SOFR + 3%),
3/24/31 ......................................... United States 1,674,585 1,638,808
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.787%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 722,888 726,954
Cogeco Financing 2 LP, First Lien, CME Term Loan, B, 6.287%,
(1-month SOFR + 2.5%), 9/01/28 ...................... United States 1,711,841 1,607,701
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.178%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 710,887 712,664
Outfront Media Capital LLC, First Lien, CME Term Loan, 5.676%,
(1-month SOFR + 2%), 9/24/32 ....................... United States 1,200,000 1,204,200
Virgin Media Bristol LLC, First Lien, CME Term Loan, Y, 7.052%,
(6-month SOFR + 3.175%), 3/31/31 .................... United States 1,000,000 937,225
7,303,280
a a a a a a
c
Metals & Mining 0.9%
AMG Critical Materials NV, First Lien, Initial CME Term Loan,
7.287%, (1-month SOFR + 3.5%), 11/30/28 .............. Netherlands 491,049 491,152
Arsenal AIC Parent LLC, First Lien, 2025 Refinancing CME Term
Loan, B, 6.423%, (1-month SOFR + 2.75%), 8/19/30 ....... United States 574,310 575,746
TMS International Corp., First Lien, New CME Term Loan, B7,
7.168%, (1-month SOFR + 3.5%; 3-month SOFR + 3.5%),
3/04/30 ......................................... United States 1,462,827 1,465,116
2,532,014
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.2%
c
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 6.917%, (1-month SOFR + 3.25%), 6/13/30 . United States 436,805 437,829
c
Oil, Gas & Consumable Fuels 2.7%
BCP Renaissance Parent LLC, First Lien, Initial CME Term Loan,
B6, 5.922%, (3-month SOFR + 2.25%), 10/31/31 .......... United States 1,526,831 1,525,114
Buckeye Partners LP, First Lien, 2025 CME Term Loan, B7,
5.423%, (1-month SOFR + 1.75%), 11/22/32 ............. United States 995,816 999,963
CQP Holdco LP, First Lien, CME Term Loan, B, 5.423%, (1-month
SOFR + 1.75%), 12/31/32 ........................... United States 1,722,243 1,719,100
GIP Pilot Acquisition Partners LP, First Lien, Initial CME Term
Loan, 5.646%, (3-month SOFR + 2%), 10/04/30 ........... United States 1,217,735 1,221,388
Hilcorp Energy I LP, First Lien, Initial CME Term Loan, 5.417%,
(1-month SOFR + 1.75%), 2/06/30 ..................... United States 680,571 681,422
Oryx Midstream Services Permian Basin LLC, First Lien, Initial
CME Term Loan, 5.924%, (1-month SOFR + 2.25%), 10/05/28 United States 1,892,810 1,896,596
8,043,583
a a a a a a
Paper & Forest Products 0.6%
c
Magnera Corp., First Lien, CME Term Loan, 7.923%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 1,798,917 1,803,037

Putnam Funds Trust
Schedule of Investments
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Passenger Airlines 2.0%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.918%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 1,480,562 $ 1,480,562
American Airlines, Inc., First Lien, Initial CME Term Loan, 6.258%,
(6-month SOFR + 2.25%), 6/04/29 ..................... United States 2,884,141 2,884,155
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.422%,
(3-month SOFR + 2.75%), 2/14/31 ..................... Canada 1,375,500 1,375,624
5,740,341
a a a a a a
Personal Care Products 0.5%
c
OPAL US LLC, First Lien, CME Term Loan, B4, 6.686%, (3-month
SOFR + 3%), 4/28/32 ............................... United States 1,496,250 1,496,437
c
Pharmaceuticals 1.3%
Grifols Worldwide Operations USA, Inc., First Lien, CME Term
Loan, B, 5.773%, (1-month SOFR + 2%), 11/15/27 ......... Spain 1,414,912 1,414,912
Jazz Financing Lux SARL, First Lien, Dollar CME Term Loan, B2,
5.923%, (1-month SOFR + 2.25%), 5/05/28 .............. United States 2,546 2,558
Organon & Co., First Lien, 2024 Refinancing Dollar CME Term
Loan, 5.923%, (1-month SOFR + 2.25%), 5/19/31 ......... United States 1,065,304 1,032,684
Perrigo Investments LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 5.673%, (1-month SOFR + 2%), 4/20/29 .......... United States 692,701 693,858
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.176%, (1-month SOFR + 2.5%), 12/04/31 ..... United States 686,211 685,611
3,829,623
a a a a a a
c
Professional Services 1.0%
Creative Artists Agency LLC, First Lien, CME Term Loan, 6.173%,
(1-month SOFR + 2.5%), 10/01/31 ..................... United States 497,500 496,721
Grant Thornton Advisors LLC, First Lien, 2025 Incremental CME
Term Loan, 6.423%, (1-month SOFR + 2.75%), 6/02/31 ..... United States 1,975,100 1,841,070
Ingenovis Health, Inc., First Lien, Initial CME Term Loan, 8.184%,
(3-month SOFR + 4.25%), 3/06/28 ..................... United States 992,186 285,050
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan, 7.376%, (6-month SOFR + 3.75%), 7/18/31 ......... United States 479,370 354,734
2,977,575
a a a a a a
c
Real Estate Management & Development 0.3%
Cushman & Wakefield US Borrower LLC, First Lien, 2025-2 CME
Term Loan, 6.423%, (1-month SOFR + 2.75%), 1/31/30 ..... United States 339,000 340,271
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B3, 6.173%, (3-month SOFR + 2.5%), 8/21/30 ............ United States 492,525 493,756
834,027
a a a a a a
c
Semiconductors & Semiconductor Equipment 1.6%
Altar Bidco, Inc., Second Lien, Initial CME Term Loan, 9.108%,
(12-month SOFR + 5.6%), 2/01/30 ..................... United States 2,872,500 2,723,130
MKS Instruments, Inc., First Lien, 2026-1 Dollar CME Term Loan,
B, 5.421%, (1-month SOFR + 1.75%), 2/04/33 ............ United States 37,533 37,702
Qnity Electronics, Inc., First Lien, Initial CME Term Loan, 5.698%,
(6-month SOFR + 2%), 10/29/32 ...................... United States 2,000,000 2,010,000
4,770,832
a a a a a a
c
Software 9.2%
Adeia, Inc., First Lien, Initial CME Term Loan, B6, 6.173%,
(1-month SOFR + 2.5%), 6/08/28 ...................... United States 1,053,649 1,052,332

Putnam Funds Trust
Schedule of Investments
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Software (continued)
Boxer Parent Co., Inc., Second Lien, Initial CME Term Loan,
9.417%, (3-month SOFR + 5.75%), 7/30/32 .............. United States 2,000,000 $ 1,693,330
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan, 6.922%, (3-month SOFR + 3.25%), 7/06/29 ......... United States 1,967,594 1,249,422
Cloud Software Group, Inc., First Lien, Incremental CME Term
Loan, B, 6.922%, (3-month SOFR + 3.25%), 3/21/31 ....... United States 965,274 899,636
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 6.922%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 1,183,428 1,101,771
Cloudera, Inc., Second Lien, Initial CME Term Loan, 9.773%,
(1-month SOFR + 6%), 10/10/29 ...................... United States 2,000,000 1,569,980
ConnectWise LLC, First Lien, Initial CME Term Loan, 7.434%,
(3-month SOFR + 3.5%), 9/29/28 ...................... United States 1,332,960 1,205,663
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 5.423%, (1-month SOFR + 1.75%), 4/16/32 United States 1,293,500 1,260,361
Genesys Cloud Services, Inc., First Lien, 2025 Dollar CME Term
Loan, 6.173%, (1-month SOFR + 2.5%), 1/30/32 .......... United States 2,358,304 2,177,894
IGT Holding IV AB, First Lien, CME Term Loan, B8, 6.672%,
(3-month SOFR + 3%), 9/02/31 ....................... Sweden 2,928,000 2,858,460
McAfee Corp., First Lien, CME Term Loan, B1, 6.673%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 2,963,275 2,598,155
Open Text Corp., First Lien, CME Term Loan, 5.423%, (1-month
SOFR + 1.75%), 1/31/30 ............................ Canada 750,000 731,250
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan,
6.672%, (3-month SOFR + 3%), 8/31/28 ................ United States 1,940,189 1,862,883
Rocket Software, Inc., First Lien, CME Term Loan, 7.423%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 2,516,165 2,347,381
Skopima Consilio Parent LLC, First Lien, Amendment No. 5 CME
Term Loan, 7.423%, (1-month SOFR + 3.75%), 5/12/28 ..... United States 982,566 785,193
UKG, Inc., First Lien, Initial CME Term Loan, 6.167%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 2,595,852 2,464,113
Vision Solutions, Inc., First Lien, New CME Term Loan, B,
7.667%, (3-month SOFR + 4%), 4/24/28 ................ United States 1,808,611 1,549,763
27,407,587
a a a a a a
c
Specialty Retail 5.6%
AIP RD Buyer Corp., First Lien, CME Term Loan, 7.172%,
(1-month SOFR + 3.5%), 12/23/30 ..................... United States 491,300 490,317
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan, 6.701%,
(3-month SOFR + 3%), 9/17/32 ....................... United States 1,617,035 1,622,088
Great Outdoors Group LLC, First Lien, CME Term Loan, B,
6.923%, (1-month SOFR + 3.25%), 1/23/32 .............. United States 2,860,353 2,860,797
Johnstone Supply LLC, First Lien, CME Term Loan, B, 5.921%,
(1-month SOFR + 2.25%), 6/09/31 ..................... United States 987,494 985,089
e
Petco Health & Wellness Co., Inc., First Lien, 2026 CME Term
Loan, 8.037%, (1-month SOFR + 4.25%), 2/03/31 ......... United States 1,000,000 963,750
PetSmart LLC, First Lien, Initial CME Term Loan, 7.677%,
(1-month SOFR + 4%), 8/18/32 ....................... United States 1,548,339 1,541,883
RealTruck Group, Inc., First Lien, Second Amendment
Incremental CME Term Loan, 8.934%, (3-month SOFR + 5%),
1/31/28 ......................................... United States 1,989,873 1,500,365
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan, 7.023%, (1-month SOFR + 3.25%), 10/20/28 .... United States 2,969,348 2,961,658
Upbound Group, Inc., First Lien, 2025 CME Term Loan, 6.418%,
(3-month SOFR + 2.75%), 8/19/32 ..................... United States 1,246,875 1,246,875

Putnam Funds Trust
Schedule of Investments
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Specialty Retail (continued)
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.923%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 2,292,013 $ 2,270,525
16,443,347
a a a a a a
c
Textiles, Apparel & Luxury Goods 1.0%
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1,
6.922%, (3-month SOFR + 3.25%), 9/13/32 .............. United States 101,095 101,569
Canada Goose, Inc., First Lien, 2025 Refinancing CME Term
Loan, 7.164%, (3-month SOFR + 3.5%), 8/23/32 .......... Canada 745,402 745,946
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.16%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 1,969,906 1,585,774
Samsonite Group SA, First Lien, Initial CME Term Loan, B,
5.423%, (1-month SOFR + 1.75%), 11/08/32 ............. United States 970,543 975,396
3,408,685
a a a a a a
c
Trading Companies & Distributors 0.7%
DXP Enterprises, Inc., First Lien, Initial CME Term Loan, 6.922%,
(1-month SOFR + 3.25%), 10/11/30 .................... United States 1,466,475 1,476,740
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.673%, (1-month SOFR + 2%), 4/30/32 ................ United States 469,274 469,885
1,946,625
a a a a a a
Water Utilities 0.2%
c
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
6.421%, (1-month SOFR + 2.75%), 10/01/32 ............. United States 497,216 500,015
c
Wireless Telecommunication Services 1.1%
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.173%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 1,853,933 1,855,092
Crown Subsea Communications Holding, Inc., First Lien, 2026
CME Term Loan, 6.673%, (1-month SOFR + 3%), 1/30/31 ... United States 1,485,000 1,490,339
3,345,431
a a a a a a
Total Senior Floating Rate Interests (Cost $268,609,381) .......................
257,700,581
Total Long Term Investments (Cost $292,068,449) .............................
281,188,195
a
Short Term Investments 4.4%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 4.4%
f,g
Putnam Short Term Investment Fund, Class P, 3.852% ....... United States 12,863,117 12,863,117
Total Management Investment Companies (Cost $12,863,117) ..................
12,863,117
Total Short Term Investments (Cost $12,863,117 ) ..............................
12,863,117
a
Total Investments (Cost $304,931,566) 100.4% ................................
$294,051,312
Other Assets, less Liabilities (0.4)% .........................................
(1,057,596)
Net Assets 100.0% .........................................................
$292,993,716
a a a

Putnam Funds Trust
Schedule of Investments
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At February 28, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1 ( c ).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $23,237,756, representing 7.9% of net assets.
b
See Note 1(d) regarding senior floating rate interests.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Income may be received in additional securities and/or cash.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
f
See Note 3(g) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 14,375,000 $ 1,100,857 $ 1,147,804 $ (46,947)
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,100,857 $1,147,804 $(46,947)
Total Credit Default Swap Contracts .................................... $1,100,857 $ 1,147,804 $(46,947)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
See Note  8  regarding other derivative information.
See A bbreviations on page 34 .

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Floating Rate
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $292,068,449
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 12,863,117
Value - Unaffiliated issuers .................................................................. $281,188,195
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 12,863,117
Cash .................................................................................... 502,832
Receivables:
Investment securities sold ................................................................... 4,385,400
Capital shares sold ........................................................................ 1,328,447
Dividends and interest ..................................................................... 2,053,480
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 1,047,577
Prepaid expenses .......................................................................... 72,989
Total assets .......................................................................... 303,442,037
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,222,500
Capital shares redeemed ................................................................... 647,759
Management fees ......................................................................... 122,695
Administrative fees ........................................................................ 988
Distribution fees .......................................................................... 48,125
Transfer agent fees ........................................................................ 79,814
Trustees' fees and expenses ................................................................. 74,140
Distributions to shareholders ................................................................. 55,761
Variation margin on centrally cleared swap contracts ............................................... 66,339
Accrued expenses and other liabilities ........................................................... 130,200
Total liabilities ......................................................................... 10,448,321
Net assets, at value ................................................................. $292,993,716
Net assets consist of:
Paid-in capital ............................................................................. $391,530,313
Total distributable earnings (losses) ............................................................. (98,536,597)
Net assets, at value ................................................................. $292,993,716

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Floating Rate
Income Fund
Class A:
Net assets, at value ....................................................................... $187,583,965
Shares outstanding ........................................................................ 24,504,880
Net asset value per share
a ,b
.................................................................. $7.65
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $7.83
Class C:
Net assets, at value ....................................................................... $14,772,989
Shares outstanding ........................................................................ 1,931,635
Net asset value and maximum offering price per share
a ,b
............................................ $7.65
Class R:
Net assets, at value ....................................................................... $320,653
Shares outstanding ........................................................................ 41,889
Net asset value and maximum offering price per share
b
............................................. $7.65
Class R6:
Net assets, at value ....................................................................... $3,548,507
Shares outstanding ........................................................................ 463,156
Net asset value and maximum offering price per share
b
............................................. $7.66
Class Y:
Net assets, at value ....................................................................... $86,767,602
Shares outstanding ........................................................................ 11,323,957
Net asset value and maximum offering price per share
b
............................................. $7.66
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the year ended February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Floating Rate
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $812,222
Interest:
Unaffiliated issuers ........................................................................ 24,799,683
Total investment income ................................................................... 25,611,905
Expenses:
Management fees (Note 3 a ) ................................................................... 1,808,460
Administrative fees (Note 3 b ) .................................................................. 5,819
Distribution fees: (Note 3c )
    Class A ................................................................................ 530,698
    Class C ................................................................................ 161,598
    Class R ................................................................................ 1,719
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 235,300
    Class C ................................................................................ 17,907
    Class R ................................................................................ 381
    Class R6 ............................................................................... 1,718
    Class Y ................................................................................ 113,215
Custodian fees (Note 4 ) ...................................................................... 6,295
Reports to shareholders fees .................................................................. 44,977
Registration and filing fees .................................................................... 95,617
Professional fees ........................................................................... 127,972
Trustees' fees and expenses (Note 3 f ) ........................................................... 13,422
Interest expense ........................................................................... 748
Other .................................................................................... 11,644
Total expenses ......................................................................... 3,177,490
Expense reductions (Note 4 ) ............................................................... (53,177)
Net expenses ......................................................................... 3,124,313
Net investment income ................................................................ 22,487,592
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (5,285,895)
Swap contracts ........................................................................... 811,841
Net realized gain (loss) .................................................................. (4,474,054)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (8,131,216)
Swap contracts ........................................................................... (240,651)
Net change in unrealized appreciation (depreciation) ............................................ (8,371,867)
Net realized and unrealized gain (loss) ............................................................ (12,845,921)
Net increase (decrease) in net assets resulting from operations .......................................... $9,641,671

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Floating Rate Income Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $22,487,592 $28,213,390
Net realized gain (loss) ................................................. (4,474,054) (1,455,534)
Net change in unrealized appreciation (depreciation) ........................... (8,371,867) (509,025)
Net increase (decrease) in net assets resulting from operations ................ 9,641,671 26,248,831
Distributions to shareholders:
Class A ............................................................. (14,235,099) (16,907,734)
Class B ............................................................. — (13,357)
Class C ............................................................. (963,215) (1,259,062)
Class R ............................................................. (22,141) (35,749)
Class R6 ............................................................ (239,751) (499,565)
Class Y ............................................................. (7,093,229) (8,523,758)
Total distributions to shareholders .......................................... (22,553,435) (27,239,225)
Capital share transactions: (Note 2 )
Class A ............................................................. (42,375,293) 11,475,330
Class B ............................................................. — (415,251)
Class C ............................................................. (2,243,599) (2,981,398)
Class R ............................................................. (155,107) (2,297)
Class R6 ............................................................ 240,208 (3,372,976)
Class Y ............................................................. (31,039,269) 11,072,239
Total capital share transactions ............................................ (75,573,060) 15,775,647
Net increase (decrease) in net assets ................................... (88,484,824) 14,785,253
Net assets:
Beginning of year ....................................................... 381,478,540 366,693,287
End of year ........................................................... $292,993,716 $381,478,540

Putnam Funds Trust
Notes to Financial Statements
Putnam Floating Rate Income Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Putnam Floating Rate Income Fund (Fund) is included in
this report. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Floating Rate Income Fund
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
See Note 8  regarding other derivative information.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Floating Rate Income Fund
(continued)
e. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Dividends from net investment income are normally declared
daily; these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Floating Rate Income Fund
(continued)
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 4,001,443 $31,462,295 8,476,381 $67,697,560
Shares issued in reinvestment of distributions .......... 1,665,235 13,078,938 1,974,309 15,759,509
Shares redeemed ............................... (11,066,895) (86,916,526) (9,018,346) (71,981,739)
Net increase (decrease) .......................... (5,400,217) $(42,375,293) 1,432,344 $11,475,330
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 1,645 $13,122
Shares redeemed ............................... — — (53,783) (428,373)
Net increase (decrease) .......................... — $— (52,138) $(415,251)
Class C Shares:
Shares sold ................................... 333,699 $2,626,001 374,803 $2,991,699
Shares issued in reinvestment of distributions .......... 113,272 888,633 145,213 1,158,623
Shares redeemed
a
.............................. (732,014) (5,758,233) (894,151) (7,131,720)
Net increase (decrease) .......................... (285,043) $(2,243,599) (374,135) $(2,981,398)
Class R Shares:
Shares sold ................................... 5,387 $42,150 24,123 $192,463
Shares issued in reinvestment of distributions .......... 2,799 21,983 4,440 35,428
Shares redeemed ............................... (28,033) (219,240) (28,832) (230,188)
Net increase (decrease) .......................... (19,847) $(155,107) (269) $(2,297)
Class R6 Shares:
Shares sold ................................... 84,249 $662,736 148,047 $1,184,285
Shares issued in reinvestment of distributions .......... 28,680 225,368 60,808 485,760
Shares redeemed ............................... (82,476) (647,896) (630,863) (5,043,021)
Net increase (decrease) .......................... 30,453 $240,208 (422,008) $(3,372,976)
Class Y Shares:
Shares sold ................................... 2,313,269 $18,203,979 6,141,661 $49,102,349
Shares issued in reinvestment of distributions .......... 855,612 6,725,836 978,246 7,815,960
Shares redeemed ............................... (7,128,151) (55,969,084) (5,736,689) (45,846,070)
Net increase (decrease) .......................... (3,959,270) $(31,039,269) 1,383,218 $11,072,239
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Floating Rate Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended February 28, 2026, the gross effective investment management fee rate was 0.541% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.720% of the first $5 billion,
0.670% of the next $5 billion,
0.620% of the next $10 billion,
0.570% of the next $10 billion,
0.520% of the next $50 billion,
0.500% of the next $50 billion,
0.490% of the next $100 billion and
0.485% of any excess thereafter.

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Floating Rate Income Fund
(continued)
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $15,097
CDSC retained .............................................................................. $6,998
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Floating Rate Income Fund
(continued)
years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended February 28, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through June 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended February 28, 2026, the fees were reduced as noted in the Statement of Operations. Effective May 19, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.852% ...... $34,157,610 $142,072,889 $(163,367,382) $— $— $12,863,117 12,863,117 $812,222
Total Affiliated Securities ... $34,157,610 $142,072,889 $(163,367,382) $— $— $12,863,117 $812,222
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Floating Rate Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2026, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended February 28, 2026 and 2025, was as follows:
At February 28, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2026, aggregated
$107,132,435 and $166,349,709, respectively.
7. Credit Risk
At February 28, 2026, the Fund had 90.7% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations
and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 11,686,059
Long term ................................................................................ 77,397,825
Total capital loss carryforwards ............................................................... $89,083,884
2026 2025
Distributions paid from:
Ordinary income .......................................................... $22,553,435 $27,239,225
Cost of investments .......................................................................... $305,855,942
Unrealized appreciation ........................................................................ $1,658,968
Unrealized depreciation ........................................................................ (12,362,741)
Net unrealized appreciation (depreciation) .......................................................... $(10,703,773)
Distributable earnings:
Undistributed ordinary income ................................................................... $1,306,823

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Floating Rate Income Fund
(continued)
8. Other Derivative Information
At February 28, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended February 28, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended February 28, 2026, the average month end notional amount of swap contracts represented $14,375,000.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended February 28, 2026, the Fund did not use the Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Floating Rate Income Fund
Credit contracts ............
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 46,947
a
Total .................... $— $46,947
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Floating Rate Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Credit contracts ...............
Swap contracts $811,841 Swap contracts $(240,651)
Total ....................... $811,841 $(240,651)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Floating Rate Income Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Floating Rate Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 249,858 $ — $ — $ 249,858
Corporate Bonds ........................ — 23,237,756 — 23,237,756
Senior Floating Rate Interests ............... — 257,700,581 — 257,700,581
Short Term Investments ................... 12,863,117 — — 12,863,117
Total Investments in Securities ........... $13,112,975 $280,938,337 $— $294,051,312
Liabilities:
Other Financial Instruments:
Swap Contracts ......................... $— $46,947 $— $46,947
Total Other Financial Instruments ......... $— $46,947 $— $46,947
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Floating Rate Income Fund
(continued)
Abbreviations
Currency
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
Selected Portfolio
CME Chicago Mercantile Exchange
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

Putnam Funds Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Floating Rate Income Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Floating Rate Income Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of
February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28,
2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 17, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Funds Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Putnam Floating Rate Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended February 28, 2026:
Pursuant to: Amount Reported
Section 163(j) Interest Earned §163(j) $22,730,956

Putnam Funds Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38963-AFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	April 29, 2026